Trust Account	6 Months Ended
Jun. 30, 2020
Trust Account
Trust Account

6. Trust Account

As of June 30,2020, investment securities in the Company's Trust Account consisted of $690,489,916 in United States Treasury Bills and another $12,965 held as cash. The Company classifies its Treasury Instruments and equivalent securities as held-to-maturity in accordance with FASB ASC 320 "Investments‒Debt and Equity Securities". Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity.  Held-to maturity treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts. The  following  table  presents  fair  value  information  as of June 30,2020 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In addition, the table  present  the carrying value  (held  to maturity),  excluding  accrued  interest  income  and gross unrealized holding loss. Since all of the Company's permitted investments consist of U.S. government treasury  bills  and  cash,  fair  values  of  its investments are determined by Level I inputs utilizing quoted prices (unadjusted) in active markets for identical assets as follows:

		Gross	Quoted Prices in
		Unrealized	Active Markets
	Carrying Value	Holding (Loss)	(Level 1)
U.S. Government Treasury Securities as of June 30, 2020 (1)	$690,489,916	$(30,398)	$690,459,526

(1) Maturity date September 10, 2020